October 31, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sprott ETF Trust

Dear Sir/Madam:

On behalf of Sprott ETF Trust (the “Trust”), a registered investment company, we hereby submit, via electronic filing, a combined proxy statement/prospectus under the Securities Act of 1933, as amended, on Form N-14. The combined proxy statement/prospectus is filed in connection with the planned reorganizations of the Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, each a series of ALPS ETF Trust, into the Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, respectively, each a series of the Trust.

If you have any questions, please contact Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

cc:	Andrea Kuckli, Esq.

ALPS Fund Services, Inc.

John Ciampaglia

Sprott ETF Trust

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